Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate owned:
Real estate held for investment	$ 7,269,347	$ 5,650,003
Less: accumulated depreciation	(1,605,090)	(1,308,757)
Real estate held for investment, net	5,664,257	4,341,246
Real estate under development (net of accumulated depreciation of $570 and $0)	246,229	97,019
Real estate held for sale (net of accumulated depreciation of $226,067 and $329,569)	332,258	804,756
Total real estate owned, net of accumulated depreciation	6,242,744	5,243,021
Cash and cash equivalents	12,503	9,486
Marketable securities	0	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	0	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596
Total assets	6,721,354	5,529,540
Liabilities:
Secured debt	1,891,553	1,732,570
Secured debt - real estate held for sale	0	231,100
Unsecured debt	2,026,817	1,603,834
Real estate taxes payable	13,397	14,585
Accrued interest payable	23,208	20,889
Security deposits and prepaid rent	35,516	26,046
Distributions payable	51,019	36,561
Deferred fees and gains on the sale of depreciable property	29,100	28,943
Accounts payable, accrued expenses, and other liabilities	95,485	105,925
Total liabilities	4,166,095	3,800,453
Redeemable non-controlling interests in operating partnership	236,475	119,057
Equity
Common stock, $0.01 par value; 350,000,000 shares authorized 219,650,225 shares issued and outstanding (182,496,330 shares at December 31, 2010)	2,197	1,825
Additional paid-in capital	3,340,470	2,450,141
Distributions in excess of net income	(1,142,895)	(973,864)
Accumulated other comprehensive loss, net	(13,902)	(3,469)
Total stockholders' equity	2,314,050	1,606,343
Non-controlling interest	4,734	3,687
Total equity	2,318,784	1,610,030
Total liabilities and capital	6,721,354	5,529,540
8.00% Series E Cumulative Convertible Preferred Stock
Equity
Preferred stock, Value	46,571	46,571
6.75% Series G Cumulative Redeemable Preferred Stock
Equity
Preferred stock, Value	$ 81,609	$ 85,139